Financial Derivative Contracts and Hedge Accounting - Schedule of Portfolio of Derivative Financial Instruments (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedged items [line items]
Fair Value	$ 1,368,957	$ 1,248,775
Derivative financial instruments [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	1,368,957	1,248,775
Derivative financial instruments [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value	342,993	316,901
Derivative financial instruments [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value	468,093	396,239
Derivative financial instruments [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	553,608	534,505
Derivative financial instruments [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	4,217	421
Derivative financial instruments [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	46	709
Up to three months [member]
Disclosure of detailed information about hedged items [line items]
Notional value	12,105,990	29,408,668
Up to three months [member] | Derivative financial instruments [member]
Disclosure of detailed information about hedged items [line items]
Notional value	6,901,097	14,770,439
Up to three months [member] | Derivative financial instruments [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,643,505	8,855,360
Up to three months [member] | Derivative financial instruments [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	168,254	92,772
Up to three months [member] | Derivative financial instruments [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,061,784	5,781,923
Up to three months [member] | Derivative financial instruments [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	26,435	33,709
Up to three months [member] | Derivative financial instruments [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,119	6,675
3 months to 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	19,075,602	31,455,855
3 months to 1 year [member] | Derivative financial instruments [member]
Disclosure of detailed information about hedged items [line items]
Notional value	11,589,837	16,343,459
3 months to 1 year [member] | Derivative financial instruments [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	703,790	5,728,141
3 months to 1 year [member] | Derivative financial instruments [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,817,002	299,288
3 months to 1 year [member] | Derivative financial instruments [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	8,933,622	10,258,903
3 months to 1 year [member] | Derivative financial instruments [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	102,163	47,300
3 months to 1 year [member] | Derivative financial instruments [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	33,260	9,827
More than 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	71,663,232	51,833,402
More than 1 year [member] | Derivative financial instruments [member]
Disclosure of detailed information about hedged items [line items]
Notional value	41,846,266	27,482,621
More than 1 year [member] | Derivative financial instruments [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	419,833	700,252
More than 1 year [member] | Derivative financial instruments [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	6,449,984	3,260,432
More than 1 year [member] | Derivative financial instruments [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	34,958,699	23,469,906
More than 1 year [member] | Derivative financial instruments [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 17,750	26,223
More than 1 year [member] | Derivative financial instruments [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Notional value		$ 25,808